Noncontrolling interest (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Recondiliation of beginning and ending balances of noncontrolling interest and redeemable noncontrolling interest
The following table presents a reconciliation of the beginning and ending balances of redeemable noncontrolling interest and noncontrolling interest for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014
	Redeemable noncontrolling interest	Noncontrolling interest	Total
As at December 31, 2013	$86,512	$497,657	$584,169
Issuance of shares	68,200	—	68,200
Income (loss) attributable to noncontrolling interest	3,598	(39,062)	(35,464)
Adjustment to noncontrolling interest as a result of deconsolidation	(78,354)	—	(78,354)
As at December 31, 2014	$79,956	$458,595	$538,551

	Year Ended December 31, 2013
	Redeemable noncontrolling interest	Noncontrolling interest	Total
As at December 31, 2012	$—	$434,280	$434,280
Issuance of shares	92,190	58,500	150,690
Income attributable to noncontrolling interest	4,818	4,877	9,695
Redemption of shares	(10,496)	—	(10,496)
As at December 31, 2013	$86,512	$497,657	$584,169